Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	3,840,348	4,839,980	737,167	3,681,010
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 0	$ 112.71	$ 108.08	$ 120.02	$ 111.56